Financial instruments and risk management - Schedule of financial assets and liabilities measured at fair value (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Valuation techniques based on observable market input (Level 2)
Disclosure of detailed information about financial instruments [line items]
Derivative assets	$ 733	$ 497
Derivative liabilities	(275)	(486)
Financial assets/(liabilities) at fair value	458	11
Valuation techniques based on unobservable market input (Level 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets/(liabilities) at fair value	(151)	(110)
Financial assets - other	75	333
Financial liabilities - other	$ (226)	$ (443)